Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of composition of share capital
	December 31, 2017		December 31, 2016		January 1, 2016
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 1 par value each	500,000,000	(*193,510,391	500,000,000	(*196,563,321	500,000,000	(*196,509,883

*)	As of December 31, 2017 of which NIS 51,500 par value of shares held in treasury by the Company and as at December 31, 2016 and January 1, 2016 of which NIS 1,046,993 par value shares are held in treasury by the Company.

Schedule of movement in issued and outstanding share capital

	2017	2016	2015
	Number of Shares
Balance as of January 1 *)	196,563,321	196,509,883	179,444,463
Exercise of share options (employees and officers)	-	-	3,441
Vesting of RSUs (employees and officers)	42,648	53,438	43,709
Issue of shares (c)	-	-	17,018,270
Cancellation of shares held by the Company	(3,095,578)	-	-
Balance as of December 31 *)	193,510,391	196,563,321	196,509,883

*)	As of December 31, 2017 of which NIS 51,500 par value of shares held in treasury by the Company and as at December 31, 2016 and January 1, 2016 of which NIS 1,046,993 par value shares are held in treasury by the Company.

Schedule of composition of other capital reserves

	Year ended December 31
	2017	2016	2015
	NIS in millions
Available-for-sale financial assets	108	67	(16)
Transactions with controlling shareholder	147	147	147
Transactions with non-controlling interests	316	283	86
Share-based payment	14	15	16
Revaluation reserve of cash flow hedges	(4)	(16)	(36)
	581	496	197

Schedule of supplementary information with regard to other comprehensive income (loss)

	Year ended December 31
	2017	(*2016	(*2015
	NIS in millions
Exchange differences on translation of foreign operations from continuing operations	(58)	(536)	(2,853)
Exchange differences on translation of foreign operations from discontinued operations	(1,280)	(85)	(928)
Tax effect (Current tax)	-	-	(73)
Company's share in other comprehensive income (loss) of equity-accounted investees	-	-	20
Realization of capital reserves on sale of previously consolidated subsidiary	2,040	51	-
Exercise of translation reserve of company previously accounted for using the equity method	-	-	438
	702	(570)	(3,396)
Gain (loss) with respect to cash flow hedges from continuing operations	(12)	57	(24)
Gain (loss) with respect to cash flow hedges from discontinued operations	14	11	(24)
Transfer to income statement with respect to cash flow hedges	-	(15)	10
Tax effect	2	(11)	11
Company's share in other comprehensive income of equity-accounted investees	8	1	2
Exercise of cash flow hedge reserve of company previously accounted for using the equity method	-	-	14
	12	43	(11)
Gain (loss) with respect to available-for-sale financial assets from continuing operation	39	202	(66)
Gain with respect to available-for-sale financial assets from discontinued operations	-	5	-
Transfer to income statement with respect to available-for-sale financial assets	23	(130)	(**-
Tax effect	(22)	3	(**-
	40	80	(66)
Total other comprehensive income (loss)	754	(447)	(3,473)

*)	Reclassified, refer to Note 2f.
**)	Represent an amount of less than NIS 1 million.

Schedule of composition of non-controlling interests
	Year ended December 31
	2017	2016	2015
	NIS in millions
Share in equity of subsidiaries *)	8,145	25,482	23,343
Share options, warrants and capital reserve from share-based payment in subsidiaries	36	116	121
Conversion option proceeds in subsidiaries	-	12	19
	8,181	25,610	23,483

*)	Including capital reserves and acquisition-adjustments.